Finance Result	12 Months Ended
Dec. 31, 2018
Finance Result
Finance Result

(26)    Finance Result

Details are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Finance income	13,995	9,678	9,934
Finance cost from Senior Unsecured Notes	(35,471)	(65,189)	(73,491)
Finance cost from senior debt	(247,646)	(193,183)	(168,332)
Finance cost from sale of receivables (note 13)	(6,053)	(3,973)	(4,885)
Capitalized interest	8,955	8,839	13,019
Other finance costs	(13,058)	(9,838)	(11,140)
Finance costs	(293,273)	(263,344)	(244,829)
Change in fair value of financial derivatives (note 30)	—	(3,752)	(7,610)
Impairment and gains / (losses) on disposal of financial instruments	30,280	(18,844)	—
Exchange differences	(8,246)	(11,472)	8,916
Finance result	(257,244)	(287,734)	(233,589)

On 29 January 2018 (prior to the date on which the 2017 consolidated Financial statements were authorized to issue) Aradigm communicated that it had not obtained the approval of the Antimicrobial Drugs Advisory Committee of the US Food and Drug Administration for LinahiqTM. As a result, the financial assets related to the convertible note of Aradigm have been totally impaired totaling Euros 14,477 thousand at 31 December 2017. This amount was recognized in “Impairment and gains/(losses) on disposal of financial instruments” in the consolidated statement of profit and loss.

During 2018 the Group has capitalized interest at a rate of between 4.61% and 5.18% based on the financing received (between 4.26% and 4.87% during 2017) (see note 4 (f)).